Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 14,573	$ (10,684)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	4,945	3,411
Fair value of warrants deducted from revenues	17,568	3,564
Share-based compensation	10,969	7,310
Amortization of premium and accretion of discount on marketable securities, net	(1,620)	248
Realized gain on sale of marketable securities	(32)	(503)
Change in operating assets and liabilities:
Trade receivables, net	1,713	(7,933)
Other accounts receivables and prepaid expenses	(1,853)	(1,615)
Inventories	(3,765)	(9,529)
Operating lease right-of-use assets and liabilities, net	(397)
Deferred taxes	(1,866)	(823)
Deposits and long-term assets	(76)	38
Trade payables	(2,400)	571
Employees and payroll accruals	8,878	4,318
Deferred revenues and advances from customers	(15,350)	7,663
Other payables and accrued expenses	10,479	2,120
Accrued severance pay, net	108	81
Other long-term liabilities	1,256	48
Loss from sale and disposal of property and Equipment		75
Foreign currency translation loss on intercompany balances with foreign subsidiaries		(294)
Net cash provided by (used in) operating activities	43,130	(1,934)
Cash flows from investing activities:
Purchase of property, plant and equipment	(9,422)	(10,758)
Capitalization of software development costs		(121)
Proceeds from sale of property, plant and equipment		4
Cash paid in connection with acquisition, net of cash acquired	(14,991)	(15,059)
Investment in (proceeds from) bank deposits	(16,299)	43,192
Proceeds from sale of marketable securities		58,532
Proceeds from maturity of marketable securities	10,304	20,006
Investment in marketable securities	(44,310)	(18,542)
Net cash provided by (used in) investing activities	(74,718)	77,254
Cash flows from financing activities:
Exercise of employee stock options	4,141	4,942
Payments related to shares withheld for taxes	(1,662)	(82)
Proceeds from public offering, net of issuance costs		162,720
Net cash provided by financing activities	2,479	167,580
Foreign currency translation adjustments on cash and cash equivalents		37
Increase (decrease) in cash and cash equivalents	(29,109)	242,937
Cash and cash equivalents at the beginning of the period	125,777	40,743
Cash and cash equivalents at the end of the period	96,668	283,680
Supplemental disclosure of non-cash investing and financing activities:
Property and equipment acquired in credit	1,907	382
Inventory transferred to be used as property and equipment	931	823
Issuance expenses on credit		739
Lease liabilities arising from obtaining right-of-use assets	$ 1,517	$ 2,769